Discontinued Operations - Schedule of Assets and Liabilities from the Discontinued Operations (Details) ¥ in Thousands, $ in Thousands	6 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2025 USD ($)	Sep. 30, 2025 CNY (¥)	Jun. 30, 2025 CNY (¥)
Schedule of Assets and Liabilities from the Discontinued Operations [Line Items]
Consideration	¥ 359				¥ 70,000
Assets
Total current assets						¥ 2,167,052
Liabilities
Total current liabilities						569,037
Total non-current liabilities						603,875
Net income (loss) from discontinued operations	(1,829,116)	$ (261,560)	¥ 233,439
Significant non-cash operating items:
Impairment of goodwill and intangible assets			355,903
Significant investing activities:
Proceeds from disposal of property and equipment	12,323	1,762	3,122
Purchase of short term investments	(17,037)	(2,436)	(289,694)
Proceeds from disposal of short term investments	3,295	$ 471	248,063
AIFU stock fair value on December 22, 2025	29,362
Historical cost of the Company's equity interest in AIFU	325,765
Puyi Group [Member]
Schedule of Assets and Liabilities from the Discontinued Operations [Line Items]
Consideration					70,000
Assets
Cash and cash equivalents and restricted cash					10,501	8,434
Accounts receivable and contract assets, net					8,423	10,617
Other receivables, net					2,533	54,519
Other current assets					3,412	3,696
Total current assets						77,266
Loan receivables, net					91,116
Property, plant, and equipment, net					253	98
Intangible asset					669	846
Other non-current assets					948	949
Right of use asset					3,570	3,888
Total non-current assets						5,781
Total assets					121,425	83,047
Liabilities
Accounts payables					2,568
Accounts payable and accrued commissions						2,362
Accrued payroll					1,310	2,299
Other payable and accrued expenses					30,453	1,618
Current operating lease liabilities						1,257
Total current liabilities						7,536
Operating lease liabilities					3,627
Non-current operating lease liability						2,646
Other tax liabilities,non-current					4,460	4,460
Total non-current liabilities						7,106
Total liabilities					42,418	14,642
Total net assets of the Disposed Puyi Group					79,007
Net assets of the Disposed Puyi Group contributable to the Group					79,007
Net revenues	9,483		30,480
Operating costs	(1,172)		(4,489)
Selling expenses	(198)		(5,683)
General and administrative expenses	(7,978)		(30,904)
Investment income			241
Interest income, net	2,415		4,859
Others, net	(1,395)		(5,966)
Gain (loss) from discontinued operations, before income tax	1,155		(11,462)
Income tax (expense) benefit			1,884
Share of gain (loss) of affiliates
Net income (loss) from discontinued operations	1,155		(9,578)
Net cash generated from (used in) operating activities	2,579		(11,346)
Net cash used in investing activities	(244)		(5,651)
Net cash generated from (used in) financing activities			(3,794)
Significant non-cash operating items:
Depreciation and amortization	204		42,108
Provision for allowance for credit losses on financial assets			6,011
Loss (gain) on disposal of property and equipment			773
(Gain) loss on disposal of subsidiaries	(2,492)
Significant investing activities:
Purchase of property, plant and equipment	(183)		(15)
Proceeds from disposal of property and equipment			247
Purchase of short term investments			(60,000)
Proceeds from disposal of short term investments			60,241
Loss on disposal of the Disposed Puyi Group					¥ (9,007)
Puyi Group [Member] | Puyi Group [Member]
Liabilities
Total net assets of the Disposed Puyi Group						68,405
AIFU Group [Member]
Assets
Cash and cash equivalents and restricted cash	50,256					80,301
Short term investments	5,196					543,846
Accounts receivable and contract assets, net	813,404					290,972
Other receivables, net	288,339					1,154,873
Other current assets	14,809					19,793
Amount due from a related party	13,252
Total current assets						2,089,785
Restricted bank deposit - non-current						16,338
Accounts receivable, net - non current						612,918
Property, plant, and equipment, net	62,876					70,432
Other non-current assets	237,475					391,617
Right of use asset	33,589					58,070
Deferred tax assets	8,902					9,407
Total non-current assets						1,158,782
Total assets	1,528,098					3,248,567
Liabilities
Accounts payable and accrued commissions						214,226
Short-term loan	56,000					82,050
Accounts payables and accrued commissions	487,590
Accrued payroll	17,940					10,894
Other payable and accrued expenses	184,722					148,981
Current operating lease liabilities						28,013
Other current liabilities						34
Total current liabilities						561,503
Operating lease liabilities	30,771
Income taxes payable	67,020					77,305
Tax liabilities	25,701
Deferred tax liabilities	187,218
Non-current operating lease liability						27,278
Accrued commissions – non-current						339,481
Deferred income tax liabilities						204,310
Other tax liabilities,non-current						25,700
Total non-current liabilities						596,769
Total liabilities	1,056,962					1,158,272
Total net assets of the Deconsolidated AIFU Group	471,136					¥ 2,090,295
Less: Non-controlling interest of the Deconsolidated AIFU Group	(7,384)
Net assets of the Deconsolidated AIFU Group contributable to the Group	478,520
Loss on disposal of the Deconsolidated AIFU Group	(8,202)
Net revenues	259,121		685,281
Operating costs	(139,733)		(414,287)
Selling expenses	(37,484)		(98,462)
General and administrative expenses	(113,162)		(300,954)
Impairment loss			(355,903)
Gain (loss) on disposal of subsidiaries	(122,919)		896,085
Net loss from fair value change	(7,016)		(4,738)
Investment income	34,458		21,651
Interest income, net	12,084		4,799
Others, net	(1,693,651)		(23,808)
Gain (loss) from discontinued operations, before income tax	(1,808,302)		409,664
Income tax (expense) benefit	4,380		(81,665)
Share of gain (loss) of affiliates			(3,931)
Net income (loss) from discontinued operations	(1,803,922)		324,068
Net cash generated from (used in) operating activities	(17,758)		109,926
Net cash used in investing activities	(6,970)		(166,355)
Net cash generated from (used in) financing activities	(25,977)		36,770
Significant non-cash operating items:
Depreciation and amortization	2,893		13,520
Provision for allowance for credit losses on financial assets	1,685,332		39,173
Impairment of goodwill and intangible assets			404,121
Loss (gain) on disposal of property and equipment	(5,422)		(1,180)
Property, plant and equipment written off			4,180
(Gain) loss on disposal of subsidiaries	30,169		(896,977)
Significant investing activities:
Purchase of property, plant and equipment	(2,266)		(4,226)
Proceeds from disposal of property and equipment	12,323		2,875
Proceeds from disposal of an investment	¥ 11,629